RATE-REGULATED BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2015
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

at December 31	2015	2014	Remaining Recovery/ Settlement Period (years)
(millions of Canadian $)

Regulatory Assets
Deferred income taxes[1]	848	1,001	n/a
Operating and debt-service regulatory assets[2]	47	4	1
Pensions and other post retirement benefits[3]	210	236	n/a
Foreign exchange on long-term debt[5]	54	—	1-14
Other[4]	110	72	n/a
	1,269	1,313
Less: Current portion included in Other current assets (Note 5)	85	16
	1,184	1,297
Regulatory Liabilities
Foreign exchange on long-term debt[5]	—	42	1-14
Operating and debt-service regulatory liabilities[2]	32	21	1
ANR-related post-employment and retirement benefits other than pension[6]	147	117	n/a
Long term adjustment account[7]	231	64	45
Pipeline abandonment costs[8]	285	—	n/a
Bridging amortization account[9]	456	—	15
Other[4]	52	49	n/a
	1,203	293
Less: Current portion included in Accounts payable and other (Note 13)	44	30
	1,159	263

[1]
These regulatory assets are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets are not included in rate base and do not yield a return on investment during the recovery period.

[2]
Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances approved by the regulatory authority for inclusion in determining tolls for the following calendar year. Pre-tax operating results in 2015 would have been $32 million lower (2014 – $28 million higher; 2013 – $76 million lower) had these amounts not been recorded as Regulatory assets and liabilities.

[3]
These balances represent the regulatory offset to pension plan and other post-retirement obligations to the extent the amounts are expected to be collected from customers in future rates. The balances are excluded from the rate base and do not earn a return on investment. Pre-tax operating results in 2015 would have been $26 million higher (2014 – $46 million lower; 2013 – $171 million higher) had these amounts not been recorded as regulatory assets and liabilities.

[4]	Pre-tax operating results in 2015 would have been $35 million lower (2014 – $2 million higher; 2013 – $2 million higher) had these amounts not been recorded as regulatory assets and liabilities.

[5]
Foreign exchange on long-term debt of the NGTL System and Foothills represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls. In the absence of RRA, GAAP would have required the inclusion of these unrealized gains or losses in Net income.

[6]
Under the terms of ANR’s last rate settlement, ANR will be required to make refunds to its customers, pursuant to a refund plan to be approved by FERC in a future rate proceeding, of those amounts in the post-retirement benefit trust fund that have not been used to pay benefits to its employees. This regulatory liability represents the difference between the amount collected in rates and the amount of post-retirement benefits expense. ANR anticipates that the resolution of this liability will be determined through the section 4 rate case ANR filed with the FERC on January 29, 2016.  Since the timing of the rate case conclusion is uncertain, a settlement period cannot be determined at this time. Pre-tax operating results in 2015 would have been $30 million higher (2014 – $13 million higher; 2013 – $16 million higher) had these amounts not been recorded as regulatory assets and liabilities.

[7]	Pre-tax operating results in 2015 would have been $167 million higher (2014 – $418 million higher; 2013 – $247 million lower) had these amounts not been recorded as regulatory liabilities.

[8]
Effective January 1, 2015, NEB regulated pipelines including the Mainline, NGTL System, Foothills, Keystone and TQM are required to collect and set-aside funds received from customers to be used for future pipeline abandonment activities. Funds are collected through a surcharge mechanism, set-aside in trust accounts, and the obligation to use these funds for future pipeline abandonment activities is recorded as a regulatory liability. Pre-tax operating results in 2015 would have been $285 million higher (2014 – nil; 2013 – nil) had these amounts not been recorded as regulatory liabilities.

[9]	Pre-tax operating results in 2015 would have been $456 million higher (2014 – nil; 2013 – nil) had these amounts not been recorded as regulatory liabilities.